Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010
Deferred Revenue Disclosure [Abstract]
Payment in advance of services rendered	$ 1,115		$ 4,872
Deferred credit related to government loan	3,467	[1]	5,348	[1]
Deposits for reimbursable costs	1,093	[2]	6,343	[2]
Other	0		410
Total deferred revenue	5,675		16,973
Less: current portion	(1,820)		(7,542)
Long-term portion of deferred revenue	3,855		9,431
Deferred credit term related to government loan (in years)	5Y
Realized deferred revenue upon contract cancellation	$ 3,300

[1]	The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining five-year term of the debt using the sum of the years' digits method.
[2]	For the year ended October 31, 2011, $3.3 million of deferred revenue for facilities and equipment paid by a customer was released upon the contract cancellation.